Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	221,558,229.54	17,115
Yield Supplement Overcollateralization Amount 01/31/23	5,769,711.91	0
Receivables Balance 01/31/23	227,327,941.45	17,115
Principal Payments	10,239,872.23	247
Defaulted Receivables	91,155.70	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	5,344,432.63	0
Pool Balance at 02/28/23	211,652,480.89	16,862

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.22%
Prepayment ABS Speed	0.96%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,740,148.44	109
Past Due 61-90 days	447,318.58	28
Past Due 91-120 days	38,615.26	3
Past Due 121+ days	0.00	0
Total	2,226,082.28	140

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	61,521.57
Aggregate Net Losses/(Gains) - February 2023	29,634.13
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.16%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	-0.12%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.71%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	30.72

Flow of Funds	$ Amount
Collections	10,967,874.68
Investment Earnings on Cash Accounts	30,223.15
Servicing Fee	(189,439.95)
Transfer to Collection Account	-
Available Funds	10,808,657.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	106,170.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	5,656,699.35
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	749,032.16

Total Distributions of Available Funds	10,808,657.88

Servicing Fee	189,439.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	217,309,180.24
Principal Paid	9,905,748.65
Note Balance @ 03/15/23	207,403,431.59

Class A-1
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2a
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2b
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-3
Note Balance @ 02/15/23	102,229,180.24
Principal Paid	9,905,748.65
Note Balance @ 03/15/23	92,323,431.59
Note Factor @ 03/15/23	32.7620410%

Class A-4
Note Balance @ 02/15/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	76,830,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Note Balance @ 02/15/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	25,500,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	12,750,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	153,877.07
Total Principal Paid	9,905,748.65
Total Paid	10,059,625.72

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	53,670.32
Principal Paid	9,905,748.65
Total Paid to A-3 Holders	9,959,418.97

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1815273
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6857171
Total Distribution Amount	11.8672444

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1904554
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.1516985
Total A-3 Distribution Amount	35.3421539

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	571.05
Noteholders' Principal Distributable Amount	428.95

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	8,498,098.59
Investment Earnings	28,762.48
Investment Earnings Paid	(28,762.48)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$623,767.10	$721,576.65	$1,019,706.36
Number of Extensions	34	41	58
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.30%	0.41%